| AGFiQ Hedged Dividend Income Fund
AGFiQ Hedged Dividend Income Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	AGFiQ Hedged Dividend Income Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	3.48%
Dividend, Interest and Brokerage Expenses on Short Positions	0.25%
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	4.03%
Fee Waiver and Expense Reimbursement	(2.98%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%	[3]
[1]	Pursuant to a Rule 12b-1 distribution and service plan ('Plan'), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the 'Board') has not currently approved the commencement of any payments under the Plan.
[2]	'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund's net asset value ('NAV'). In addition, 'Acquired Fund Fees and Expenses' are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in 'Total Annual Fund Operating Expenses' and 'Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement' will differ from those presented in the Fund's Financial Highlights.
[3]	The Fund's investment adviser, FFCM LLC ('Adviser'), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ('Operating Expenses') of the Fund are limited to 0.75% of average net assets ('Expense Cap'). This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.75% of the Fund's average net assets and the expense cap in place at the time of the Adviser's waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
| | AGFiQ Hedged Dividend Income Fund | USD ($)	107	953	1,816	4,046

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. During the fiscal year ended June 30, 2018, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index” or “Index”). The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, have approximately twice the weight as the short positions, in the aggregate. The performance of the Fund will depend on the differences in the total return between its long positions and short positions. For example, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stock of the long positions in the Target Hedged Dividend Index and sells short at least 80% of the short positions in the Target Hedged Dividend Index. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation and to limit the drawdown of the Fund when equity markets fall and give up some potential gains when the markets rise.

The universe for the Target Hedged Dividend Index is the largest 1000 U.S. listed issuers, including real estate investment trusts, (“REITs”), master limited partnerships (“MLPs”) and business development companies (“BDCs”) that meet certain average trading volume and free float requirements established by Indxx LLC (“universe”). Based on dividends paid over the last three years, the Target Hedged Dividend Index identifies approximately 100 securities that consistently paid the highest dividends and had the highest dividend yields as equal-weighted long components and approximately 150 - 200 securities that inconsistently paid dividends or consistently paid the lowest dividends and had the lowest dividend yields as equal-weighted short components.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Hedged Dividend Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Hedged Dividend Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Hedged Dividend Index that, collectively, have an investment profile correlated with the Target Hedged Dividend Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Hedged Dividend Index.

The Fund may invest up to 20% of its assets in instruments, other than the long and short positions in the Target Hedged Dividend Index, that the Adviser believes will help the Fund track the Target Hedged Dividend Index. Such instruments may include long and short common stocks not in the Target Hedged Dividend Index, derivatives, including swap agreements based on the Target Hedged Dividend Index and futures contracts on equity indexes and money market instruments.

The Target Hedged Dividend Index is reconstituted and rebalanced quarterly. In the long components of the index, the weight of each sector is subject to a 25% cap. In the short components of the index, each sector's weight is half its weight in the long components. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Target Hedged Dividend Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a loss from both its long and short positions.

Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program.

High Dividend Risk: A company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of securities with low dividend yields) outperforms the long portfolio (made up of securities with high dividend yields), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Hedged Dividend Index. As a result, the Fund expects to hold constituent securities of the Target Hedged Dividend Index Fund regardless of their current or projected performance, which could cause the Fund's return to be lower than if the Fund employed an active strategy.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Hedged Dividend Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Hedged Dividend Index. If the Fund is small, it may experience greater tracking error.

ETF Risks

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium-Discount Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

BDC Risk: BDCs generally invest in and provide services to privately held and thinly-traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC's operations, which could negatively impact the performance of the BDC, and on the Fund's ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Concentration Risk: To the extent that the Target Hedged Dividend Index is concentrated in a particular industry, the Fund also is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than its NAV by a significant amount, i.e. use leverage. Use of leverage tends to magnify increases or decreases in the Fund's returns and may lead to a more volatile share price. Leverage may magnify the Fund's gains or losses.

Long/Short Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Master Limited Partnership Risk: Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” (“QPTPs”) for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures. Certain

The Fund invests in MLPs that are treated as QPTPs for federal income tax purposes and those investments may be limited by its intention to qualify as a regulated investment company (“RIC”) for tax purposes, and may bear adversely on its ability to so qualify. For these purposes, the Fund is limited to investing no more than 25% of the value of its total assets in one or more QPTPs. If the Fund does not appropriately limit such investments, its status as a RIC will be jeopardized. If, in any year, the Fund were to fail to qualify as a RIC, it would be subject to U.S. federal income tax on all its income.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Portfolio Turnover Risk: The Fund's investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the Indxx Hedged Dividend Income Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.AGFiQ.com.

For the period shown in the bar chart above:

Best Quarter	(March 31, 2016)	6.71%
Worst Quarter	(September 30, 2017)	(0.15)%

The year-to-date return as of the calendar quarter ended September 30, 2018 is 1.12%.

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - -	Label	One Year	Since Inception of Fund	Inception Date of Fund
AGFiQ Hedged Dividend Income Fund	Before Taxes	1.14%	4.77%	Jan. 15, 2015
AGFiQ Hedged Dividend Income Fund | After Taxes on Distributions	After Taxes on Distributions	(0.20%)	3.18%	Jan. 15, 2015
AGFiQ Hedged Dividend Income Fund | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	1.36%	3.24%	Jan. 15, 2015
AGFiQ Hedged Dividend Income Fund | Indxx Hedged Dividend Income Index	Indxx Hedged Dividend Income Index	2.30%	6.13%	Jan. 15, 2015
S&P 500 Index	S&P 500 Index	21.83%	12.43%	Jan. 15, 2015
Russell 1000 Index	Russell 1000 Index	21.69%	12.21%	Jan. 15, 2015

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.